Share capital (Details 4) - Warrant Continuity [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Warrant Continuity Opening balance	912,841	912,841	1,754,340
Warrants Fair Value, Opening balance	$ 155	$ 1,489	$ 3,259
Warrant Exercised	(845,000)		(841,499)
Fair Value Warrant Exercised	$ (926)		$ (1,409)
Fair value adjustment units	0	0	0
Fair value adjustment	$ 915	$ (1,334)	$ (361)
Warrant Continuity Closing balance	67,841	912,841	912,841
Warrants Fair Value, Closing balance	$ 144	$ 155	$ 1,489